Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes
Schedule of components of earnings (loss) before income taxes

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$
Cayman Islands	(654,814)	(341,512)	(255,912)	(40,660)
PRC	116,646	2,304,362	(3,122,969)	(496,190)
U.S.	(668)	(14,006)	17,024	2,705
Other foreign countries	54,275	82,655	(37,333)	(5,932)
Total earnings (loss) before income taxes and noncontrolling interest	(484,561)	2,031,499	(3,399,190)	(540,077)

Schedule of income tax expenses (benefit)

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$
Current tax expense:
PRC	94,169	323,539	135,848	21,584
U.S.	40	50	7,380	1,173
Other foreign countries	9,213	24,948	38,855	6,173
Total current income tax expense	103,422	348,537	182,083	28,930
Deferred income tax benefit:
PRC	(135,253)	(15,071)	(322,506)	(51,241)
Other foreign countries	—	—	7,010	1,114
Sub-total	(135,253)	(15,071)	(315,496)	(50,127)
Total income tax expense (benefit)	(31,831)	333,466	(133,413)	(21,197)

Schedule of actual income tax expense (benefit) differs from amounts computed by applying the PRC EIT rate

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$
Computed “expected” tax expense (benefit)	(121,140)	507,875	(849,798)	(135,019)
PRC tax rate differential, preferential rate	22,923	(98,715)	17,995	2,859
Tax rate differential for non-PRC entities	140,327	107,259	95,814	15,223
Tax holiday	(69,218)	(127,864)	(61,357)	(9,748)
Research and development tax credit	(27,468)	(78,525)	(56,391)	(8,960)
Non-deductible expenses:
Impairment of goodwill	—	—	68,346	10,859
Staff welfare in excess of allowable limits	1,666	1,099	2,672	425
Share based compensation	19,006	18,688	18,483	2,937
Entertainment expenses	1,075	1,502	1,335	212
Change in valuation allowance	—	—	627,295	99,667
German dividend withholding tax	—	—	10,400	1,652
Others	998	2,147	(8,207)	(1,304)
Actual income tax expense (benefit)	(31,831)	333,466	(133,413)	(21,197)

Schedule of decrease (increase) in earnings (losses) per share basic and diluted without tax holiday

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$
Basic earnings (loss) per share	(0.37)	0.62	(0.34)	(0.05)
Diluted earnings (loss) per share	(0.37)	0.59	(0.34)	(0.05)

Schedule of components of the deferred income tax assets and deferred income tax liabilities

	Year ended December 31
	2010	2011
	RMB	RMB	US$
Gross deferred income tax assets:

Accounts receivable and prepayments to suppliers	62,534	69,818	11,093
Inventories	2,954	25,761	4,093
Employee benefits	1,692	2,964	471
Accrued warranty	71,869	100,950	16,039
Property, plant and equipment	10,903	623,573	99,076
Change in fair value of derivative instruments	7,955	5,861	932
Net operating loss carryforwards	13,858	102,775	16,329
Investment loss	—	5,296	841
Provision for inventory purchase commitment	—	177,373	28,182
Total gross deferred income tax assets	171,765	1,114,371	177,056
Valuation allowance	—	(627,295)	(99,667)
Net deferred income tax assets	171,765	487,076	77,389

Gross deferred income tax liabilities:

Property, plant and equipment	(37,041)	(37,698)	(5,990)
Intangible assets	(33,143)	(21,312)	(3,386)
Change in fair value of derivative instruments	(525)	—	—
Withholding income tax	—	(7,010)	(1,114)
Total gross deferred income tax liabilities	(70,709)	(66,020)	(10,490)

Net deferred tax assets	101,056	421,056	66,899

Schedule of current and noncurrent net deferred income tax

	Year ended December 31
	2010	2011
	RMB	RMB	US$
Current deferred income tax assets, included in prepaid expenses and other current assets	85,117	168,256	26,733
Non-current deferred income tax assets, included in other assets	15,939	293,794	46,679
Current deferred income tax liabilities, included in other current liabilities and accrued expenses	—	(7,010)	(1,114)
Non-current deferred income tax liabilities, included in other liabilities	—	(33,984)	(5,399)
Net deferred income tax assets	101,056	421,056	66,899